Summary Of Significant Accounting Policies (Number Of Shares Used In Calculation Of Earnings Per Share) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Weighted Average Shares Outstanding—Basic	26,450	26,699	26,588
Dilutive Options and Performance-Accelerated Restricted Stock	352	331	315
Shares - Diluted	26,802	27,030	26,903